Reverse Recapitalization (Details Narrative) - USD ($)			12 Months Ended
	Aug. 29, 2023	Aug. 25, 2023	Dec. 31, 2023	Jun. 15, 2023	Dec. 31, 2022	Aug. 28, 2021	Aug. 25, 2021
Business Acquisition [Line Items]
Warrant exercise price		$ 7.83
Warrants to purchase common stock		2,553,192
Common stock, shares outstanding		13,089,848	27,858,539		13,089,848
Color Up to Purchase Common Stock Warrants [Member]
Business Acquisition [Line Items]
Warrant exercise price	$ 7.83	$ 11.75				$ 11.75	$ 11.75
Warrants to purchase common stock	2,553,192	1,702,128					1,702,128
Merger With FWAC [Member]
Business Acquisition [Line Items]
Business acquisition conversion of stock share issued per share converted		1.5
Merger With FWAC [Member] | Earnout Shares [Member]
Business Acquisition [Line Items]
Business acquisition equity interest issued or issuable number of shares		1,900,000	1,900,000
Business combination contingent consideration liability			$ 5,800,000
Deferred offering costs			900,000
Merger With FWAC [Member] | Conversion of FWAC Class A and Class B Share into New MIC Common Stock [Member]
Business Acquisition [Line Items]
Conversion ratio of conversion of stock under business acquisition		one-for-one
Business acquisition conversion of stock share issued per share converted		1
Merger With FWAC [Member] | Conversion of Preferred Stock into New MIC Series 1 and Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition conversion of stock share issued per share converted		1
Series 2 Preferred Stock [Member]
Business Acquisition [Line Items]
Stock issued during period shares new issues , shares		46,000
Shares issued price per share		$ 1,000
Stock issued during period new issues, value		$ 46,000,000
Preferred stock, shares outstanding		46,000		46,000
Preferred stock fair value including dividends			$ 66,700,000
Preferred stock fair value per share			$ 4.84
Preferred stockconvertible , shares			13,787,462	13,787,462
Dividends payable		$ 4,600,000	$ 4,600,000
Proceeds from issuance of preferred stock			$ 46,000,000
Series 1 Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares outstanding		39,811	36,677		39,811
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares outstanding		2,862	2,812		2,862
Dividends payable			$ 800,000		$ 600,000
OP Units [Member]
Business Acquisition [Line Items]
Units contributed	156,138
Units converted	638,298
Common units outstanding	13,089,848
OP Units [Member] | Operating Partnership [Member]
Business Acquisition [Line Items]
Percentage of outstanding common units	48.40%
OP Units [Member] | HS3 [Member]
Business Acquisition [Line Items]
Units contributed	638,298
Units converted	156,138
Operating Partnership [Member]
Business Acquisition [Line Items]
Common units outstanding	27,041,813
Performance Units [Member] | Operating Partnership [Member]
Business Acquisition [Line Items]
Performance units	2,250,000
LTIP Units [Member] | Operating Partnership [Member]
Business Acquisition [Line Items]
Performance units	660,329
Common Stock [Member]
Business Acquisition [Line Items]
Preferred stockconvertible , shares			13,787,464
FWAC [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock redeemed or called during period, shares		27,080,715
Percentage of outstanding common units		95.30%
Stock redeemed or called during period, value		$ 279,018,123
FWAC [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Stock repurchased and retired during period, shares		4,855,000